Document and Entity Information	Sep. 08, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001629210
Document Type	8-K/A
Document Period End Date	Sep. 08, 2023
Entity Registrant Name	Paramount Gold Nevada Corp.
Entity Incorporation State Country Code	NV
Entity File Number	001-36908
Entity Tax Identification Number	98-0138393
Entity Address, Address Line One	665 Anderson Street
Entity Address, City or Town	Winnemucca
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89445
City Area Code	(775)
Local Phone Number	625-3600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PZG
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K of Paramount Gold Nevada Corp. (the “Company”) originally filed with the Securities and Exchange Commission (the “SEC”) on September 8, 2023 (the “Original Filing”). The Original Filing included a furnished press release which contained a typographical error. The sole purpose of this Amendment is to furnish the corrected press release. No other changes have been made to the Original Filing other than to provide the disclosure set forth in this Amendment.